Deferred IPO Costs (Tables)	12 Months Ended
Sep. 30, 2025
Deferred Ipo Costs
Schedule of Deferred IPO Costs

As of September 30, 2025 and 2024, deferred IPO costs consisted of the following:

	As of September 30,
	2025	2024

Legal fees	$-	$199,559
Accounting fees	-	327,743
Filing Fees	-	6,860
Printing fees	-	7,242
Miscellaneous expenses	-	33,461
Deferred IPO costs	$-	$574,865